Summary of Significant Accounting Policies - Summary of Expected Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of our finite-life intangible assets	7 years
Bottom of range | Buildings and equipment (not used in production)
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Bottom of range | Plant and equipment (smelting operations)
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of our finite-life intangible assets	40 years
Top of range | Buildings and equipment (not used in production)
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	47 years
Top of range | Plant and equipment (smelting operations)
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	30 years